FI - Quantitative information about level 3 assets at fair value (Details 14) SFr in Millions, Pure in Millions	Jun. 30, 2020 CHF (SFr)	Mar. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Assets
Cash and Due from Banks	SFr 368	SFr 367	SFr 356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,448	88,511	85,556
Securities received as collateral	42,479	28,655	40,219
Trading assets	156,730	150,798	153,797
Available-for-sale Securities, Debt Securities	489	1,068	1,006
Other investments	3,733	3,791	3,550
Loans	13,231	14,273	12,662
Other intangible assets (mortgage servicing rights), at fair value	209	220	244
Other assets	9,321	SFr 11,955	10,402
Recurring basis
Assets
Cash and Due from Banks	368		356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,448		85,556
Securities received as collateral	42,479		40,219
Trading assets	156,730		153,797
Available-for-sale Securities, Debt Securities	489		1,006
Other investments	3,733		3,550
Loans	13,231		12,662
Loans - of which commercial and industrial	5,097		3,774
Loans - of which financial institutions	4,903		4,931
Loans - of which government and public institutions	2,427		3,031
Other intangible assets (mortgage servicing rights), at fair value	209		244
Other assets	9,321		10,402
Other assets - of which loans held-for-sale	6,725		8,213
Total assets at fair value	305,008		307,792
Recurring basis | Other equity investments
Assets
Other investments	2,301		2,081
Recurring basis | Life finance instruments
Assets
Other investments	1,067		1,052
Recurring basis | Debt securities
Assets
Trading assets	70,962		66,994
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	27,118		26,963
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	11,114		12,049
Recurring basis | Debt securities | RMBS
Assets
Trading assets	29,479		23,516
Recurring basis | Equity securities
Assets
Trading assets	55,232		64,542
Recurring basis | Derivative instruments
Assets
Trading assets	25,834		17,731
Recurring basis | Other
Assets
Trading assets	4,702		4,530
Recurring basis | Level 3
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	170		1
Trading assets	8,797		7,885
Available-for-sale Securities, Debt Securities	0		0
Other investments	2,839		2,523
Loans	3,513		3,717
Loans - of which commercial and industrial	1,473		1,283
Loans - of which financial institutions	1,100		1,201
Loans - of which government and public institutions	447		831
Other intangible assets (mortgage servicing rights), at fair value	209		244
Other assets	2,581		1,846
Other assets - of which loans held-for-sale	2,304		1,619
Total assets at fair value	18,109		16,216
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Assets
Loans - of which commercial and industrial	912		996
Loans - of which financial institutions	SFr 923		SFr 984
Loans - of which government and public institutions, measurement input	277		468
Other assets - of which loans held-for-sale	SFr 323		SFr 501
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	99		96
Loans - of which financial institutions, measurement input	151		111
Loans - of which government and public institutions, measurement input	625		457
Other assets - of which loans held-for-sale, measurement input	117		117
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	2,243		1,484
Loans - of which financial institutions, measurement input	2,011		1,261
Loans - of which government and public institutions, measurement input	866		526
Other assets - of which loans held-for-sale, measurement input	651		381
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	944		654
Loans - of which financial institutions, measurement input	692		412
Loans - of which government and public institutions, measurement input	712		500
Other assets - of which loans held-for-sale, measurement input	385		243
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	25		25
Loans - of which financial institutions, measurement input	25		25
Loans - of which government and public institutions, measurement input	25		25
Other assets - of which loans held-for-sale, measurement input	0		0
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	40		25
Loans - of which financial institutions, measurement input	40		25
Loans - of which government and public institutions, measurement input	25		40
Other assets - of which loans held-for-sale, measurement input	40		1
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	29		25
Loans - of which financial institutions, measurement input	26		25
Loans - of which government and public institutions, measurement input	25		30
Other assets - of which loans held-for-sale, measurement input	24		1
Recurring basis | Level 3 | Market comparable
Assets
Loans - of which commercial and industrial	SFr 437		SFr 273
Loans - of which financial institutions	SFr 167		SFr 135
Loans - of which government and public institutions, measurement input	157		166
Other assets - of which loans held-for-sale	SFr 1,945		SFr 1,026
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	10		0
Loans - of which financial institutions, measurement input	12		16
Loans - of which government and public institutions, measurement input	62		62
Other assets - of which loans held-for-sale, measurement input	0		0
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	100		99
Loans - of which financial institutions, measurement input	100		100
Loans - of which government and public institutions, measurement input	62		62
Other assets - of which loans held-for-sale, measurement input	130		180
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	66		64
Loans - of which financial institutions, measurement input	41		36
Loans - of which government and public institutions, measurement input	62		62
Other assets - of which loans held-for-sale, measurement input	88		91
Recurring basis | Level 3 | Other equity investments
Assets
Other investments	SFr 1,765		SFr 1,463
Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	1,066		1,052
Recurring basis | Level 3 | Debt securities
Assets
Trading assets	3,198		1,923
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	SFr 163		SFr 198
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	76		140
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	76		140
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	76		140
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	SFr 1,642		SFr 1,128
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Option model
Assets
Trading assets	622		SFr 913
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 509
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	(7)
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	1,558
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	606
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(50)		(60)
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	93		100
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	42		63
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Maximum
Assets
Trading assets, measurement input	2		2
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Weighted average
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Trading assets, measurement input	40
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Trading assets, measurement input	40
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Trading assets, measurement input	40
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	213		275
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	27		27
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price
Assets
Trading assets	SFr 54
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	1,373
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable
Assets
Trading assets	SFr 302		SFr 503
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	207		129
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	104		97
Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	SFr 1,102		SFr 317
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Assets
Trading assets, measurement input	14		12
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Assets
Trading assets, measurement input	2		2
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Trading assets, measurement input	1		1
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Trading assets, measurement input	40		36
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Trading assets, measurement input	7		13
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Assets
Trading assets, measurement input	100		100
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Assets
Trading assets, measurement input	32		45
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	0		2
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	35		45
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	9		10
Recurring basis | Level 3 | Equity securities
Assets
Trading assets	SFr 142		SFr 197
Recurring basis | Level 3 | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	35,399		36,760
Recurring basis | Level 3 | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	327		383
Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	SFr 4,101		SFr 3,534
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	SFr 639		SFr 554
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(1)		0
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100		100
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	73		69
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	1		1
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	27		28
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	9		10
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility skew [Member] | Minimum
Assets
Trading assets, measurement input	(3)		(4)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility skew [Member] | Maximum
Assets
Trading assets, measurement input	0		6
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility skew [Member] | Weighted average
Assets
Trading assets, measurement input	(2)		(1)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	(30)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	25
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	(2)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Vendor price
Assets
Other investments	SFr 857		SFr 857
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	SFr 138		SFr 152
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	5		5
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	70		70
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	29		30
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	23		23
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	27		28
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	25		25
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	SFr 1,067		SFr 1,040
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Minimum
Assets
Trading assets, measurement input	50		50
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Maximum
Assets
Trading assets, measurement input	100		100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Weighted average
Assets
Trading assets, measurement input	70		70
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(50)		(50)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	93		100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	55		64
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Maximum
Assets
Trading assets, measurement input	2		2
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Weighted average
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	(85)		0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	213		275
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	16		30
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Assets
Trading assets	SFr 1,172		SFr 879
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 1,026		SFr 691
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	0		2
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	3,286		1,033
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	994		150
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit curve volatility [Member] | Minimum
Assets
Trading assets, measurement input	60
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit curve volatility [Member] | Maximum
Assets
Trading assets, measurement input	103
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit curve volatility [Member] | Weighted average
Assets
Trading assets, measurement input	89
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	97		97
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	97		97
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	97		97
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Assets
Trading assets, measurement input	1		1
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Assets
Trading assets, measurement input	5		20
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Assets
Trading assets, measurement input	3		4
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Trading assets, measurement input	3		8
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Trading assets, measurement input	30		27
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Trading assets, measurement input	20		16
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Minimum
Assets
Trading assets, measurement input	100		100
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Maximum
Assets
Trading assets, measurement input	156		115
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Weighted average
Assets
Trading assets, measurement input	147		102
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Assets
Trading assets, measurement input	10		29
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Assets
Trading assets, measurement input	95		85
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Assets
Trading assets, measurement input	58		69
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	2		0
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	20		7
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	5		4
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Trading assets, measurement input	40		40
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Trading assets, measurement input	19		26
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable
Assets
Trading assets	SFr 95		SFr 142
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	91		86
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	113		110
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	107		98
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	SFr 1,085		SFr 909
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	2		2
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	15		15
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	6		6
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	71		71
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	134		134
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	97		97
Recurring basis | Level 3 | Other
Assets
Trading assets	SFr 1,356		SFr 2,231
Recurring basis | Level 3 | Other | Option model
Assets
Trading assets	SFr 204		SFr 233
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	70		70
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	6		6
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 881		SFr 856
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other investments	9		9
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other investments	9		9
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other investments	SFr 9		SFr 9
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	3		2
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	14		15
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	8		7
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Minimum
Assets
Other investments	SFr 3		SFr 3
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Maximum
Assets
Other investments	3		3
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Weighted average
Assets
Other investments	3		3
Recurring basis | Level 3 | Other | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	1		1
Recurring basis | Level 3 | Other | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	912		869
Recurring basis | Level 3 | Other | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	282		231
Recurring basis | Level 3 | Other | Market comparable
Assets
Trading assets	SFr 253		SFr 1,118
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Other investments	SFr 100		SFr 100
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	106		112
Other investments	SFr 100		SFr 100
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	24		27
Other investments	SFr 100		SFr 100
Recurring basis | Level 3 | Other | Other equity investments | Valuation Technique, Discounted Cash Flow [Member]
Assets
Other investments	702		398
Recurring basis | Level 3 | Other | Other equity investments | Market comparable
Assets
Other investments	SFr 146		SFr 147
Recurring basis | Level 3 | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Loans - of which real estate, measurement input	2		2
Recurring basis | Level 3 | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Loans - of which real estate, measurement input	16		16
Recurring basis | Level 3 | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Loans - of which real estate, measurement input	6		6
Bank
Assets
Cash and Due from Banks	SFr 368		SFr 356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,448		85,556
Securities received as collateral	42,479		40,219
Trading assets	156,877		153,895
Available-for-sale Securities, Debt Securities	487		1,004
Other investments	3,731		3,548
Loans	13,231		12,661
Other intangible assets (mortgage servicing rights), at fair value	209		244
Other assets	9,321		10,402
Bank | Recurring basis
Assets
Cash and Due from Banks	368		356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,448		85,556
Securities received as collateral	42,479		40,219
Trading assets	156,877		153,895
Available-for-sale Securities, Debt Securities	487		1,004
Other investments	3,731		3,548
Loans	13,231		12,661
Loans - of which commercial and industrial	5,097		3,774
Loans - of which financial institutions	4,903		4,931
Loans - of which government and public institutions	2,427		3,030
Other intangible assets (mortgage servicing rights), at fair value	209		244
Other assets	9,321		10,402
Other assets - of which loans held-for-sale	6,725		8,213
Total assets at fair value	305,151		307,885
Bank | Recurring basis | Other equity investments
Assets
Other investments	2,301		2,081
Bank | Recurring basis | Life finance instruments
Assets
Other investments	1,067		1,052
Bank | Recurring basis | Debt securities
Assets
Trading assets	71,072		67,030
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	27,118		26,963
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	11,224		12,085
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	29,479		23,516
Bank | Recurring basis | Equity securities
Assets
Trading assets	55,269		64,604
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	25,834		17,730
Bank | Recurring basis | Other
Assets
Trading assets	4,702		4,531
Bank | Recurring basis | Level 3
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	170		1
Trading assets	8,797		7,885
Available-for-sale Securities, Debt Securities	0		0
Other investments	2,839		2,523
Loans	3,513		3,716
Loans - of which commercial and industrial	1,473		1,283
Loans - of which financial institutions	1,100		1,201
Loans - of which government and public institutions	447		830
Other intangible assets (mortgage servicing rights), at fair value	209		244
Other assets	2,581		1,846
Other assets - of which loans held-for-sale	2,304		1,619
Total assets at fair value	18,109		16,215
Bank | Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Assets
Loans - of which commercial and industrial	912		996
Loans - of which financial institutions	SFr 923		SFr 984
Loans - of which government and public institutions, measurement input	277		468
Other assets - of which loans held-for-sale	SFr 323		SFr 501
Bank | Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	99		96
Loans - of which financial institutions, measurement input	151		111
Loans - of which government and public institutions, measurement input	625		457
Other assets - of which loans held-for-sale, measurement input	117		117
Bank | Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	2,243		1,484
Loans - of which financial institutions, measurement input	2,011		1,261
Loans - of which government and public institutions, measurement input	866		526
Other assets - of which loans held-for-sale, measurement input	651		381
Bank | Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	944		654
Loans - of which financial institutions, measurement input	692		412
Loans - of which government and public institutions, measurement input	712		500
Other assets - of which loans held-for-sale, measurement input	385		243
Bank | Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	25		25
Loans - of which financial institutions, measurement input	25		25
Loans - of which government and public institutions, measurement input	25		25
Other assets - of which loans held-for-sale, measurement input	0		0
Bank | Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	40		25
Loans - of which financial institutions, measurement input	40		25
Loans - of which government and public institutions, measurement input	25		40
Other assets - of which loans held-for-sale, measurement input	40		1
Bank | Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	29		25
Loans - of which financial institutions, measurement input	26		25
Loans - of which government and public institutions, measurement input	25		30
Other assets - of which loans held-for-sale, measurement input	24		1
Bank | Recurring basis | Level 3 | Market comparable
Assets
Loans - of which commercial and industrial	SFr 437		SFr 273
Loans - of which financial institutions	SFr 167		SFr 135
Loans - of which government and public institutions, measurement input	157		166
Other assets - of which loans held-for-sale	SFr 1,945		SFr 1,026
Bank | Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	10		0
Loans - of which financial institutions, measurement input	12		16
Loans - of which government and public institutions, measurement input	62		62
Other assets - of which loans held-for-sale, measurement input	0		0
Bank | Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	100		99
Loans - of which financial institutions, measurement input	100		100
Loans - of which government and public institutions, measurement input	62		62
Other assets - of which loans held-for-sale, measurement input	130		180
Bank | Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	66		64
Loans - of which financial institutions, measurement input	41		36
Loans - of which government and public institutions, measurement input	62		62
Other assets - of which loans held-for-sale, measurement input	68		91
Bank | Recurring basis | Level 3 | Other equity investments
Assets
Other investments	SFr 1,765		SFr 1,463
Bank | Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	1,066		1,052
Bank | Recurring basis | Level 3 | Debt securities
Assets
Trading assets	3,198		1,923
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	SFr 163		SFr 198
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	76		140
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	76		140
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	76		140
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	SFr 1,642		SFr 1,128
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Option model
Assets
Trading assets	622		SFr 913
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 509
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	(7)
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	1,558
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	606
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(50)		(60)
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	93		100
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	42		63
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Maximum
Assets
Trading assets, measurement input	2		2
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Weighted average
Assets
Trading assets, measurement input	0		0
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Trading assets, measurement input	40
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Trading assets, measurement input	40
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Trading assets, measurement input	40
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	213		275
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	27		27
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price
Assets
Trading assets	SFr 54
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	1,373
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	1
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable
Assets
Trading assets	SFr 302		SFr 503
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	207		129
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	104		97
Bank | Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	SFr 1,102		SFr 317
Bank | Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Assets
Trading assets, measurement input	14		12
Bank | Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Assets
Trading assets, measurement input	2		2
Bank | Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Trading assets, measurement input	1		1
Bank | Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Trading assets, measurement input	40		36
Bank | Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Trading assets, measurement input	7		13
Bank | Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Assets
Trading assets, measurement input	100		100
Bank | Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Assets
Trading assets, measurement input	32		46
Bank | Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	0		2
Bank | Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	35		45
Bank | Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	9		10
Bank | Recurring basis | Level 3 | Equity securities
Assets
Trading assets	SFr 142		SFr 197
Bank | Recurring basis | Level 3 | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Recurring basis | Level 3 | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	35,399		36,760
Bank | Recurring basis | Level 3 | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	327		383
Bank | Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	SFr 4,101		SFr 3,534
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	SFr 639		SFr 554
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(1)		0
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100		100
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	73		69
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	1		1
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	27		28
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	9		10
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility skew [Member] | Minimum
Assets
Trading assets, measurement input	(3)		(4)
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility skew [Member] | Maximum
Assets
Trading assets, measurement input	0		6
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility skew [Member] | Weighted average
Assets
Trading assets, measurement input	(2)		(1)
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	(30)
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	25
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	(2)
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Vendor price
Assets
Other investments	SFr 857		SFr 857
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	SFr 138		SFr 152
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	5		5
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	70		70
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	29		30
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	23		23
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	27		28
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	25		25
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	SFr 1,067		SFr 1,040
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Minimum
Assets
Trading assets, measurement input	50		50
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Maximum
Assets
Trading assets, measurement input	100		100
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Assets
Trading assets, measurement input	70		70
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(50)		(50)
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	93		100
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	55		64
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Gap risk [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Gap risk [Member] | Maximum
Assets
Trading assets, measurement input	2		2
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Gap risk [Member] | Weighted average
Assets
Trading assets, measurement input	0		0
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	(85)		0
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	213		275
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	16		30
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Assets
Trading assets	SFr 1,172		SFr 879
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 1,026
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	0		2
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	3,286		1,033
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	994		150
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit curve volatility [Member] | Minimum
Assets
Trading assets, measurement input	60
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit curve volatility [Member] | Maximum
Assets
Trading assets, measurement input	103
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit curve volatility [Member] | Weighted average
Assets
Trading assets, measurement input	89
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	97		97
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	97		97
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	97		97
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Assets
Trading assets, measurement input	1		1
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Assets
Trading assets, measurement input	5		20
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Assets
Trading assets, measurement input	3		4
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Trading assets, measurement input	3		8
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Trading assets, measurement input	30		27
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Trading assets, measurement input	20		16
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Minimum
Assets
Trading assets, measurement input	100		100
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Maximum
Assets
Trading assets, measurement input	156		115
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Weighted average
Assets
Trading assets, measurement input	147		102
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Assets
Trading assets, measurement input	10		29
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Assets
Trading assets, measurement input	95		85
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Assets
Trading assets, measurement input	58		69
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	2		0
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	20		7
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	5		4
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Trading assets, measurement input	40		40
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Trading assets, measurement input	19		26
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable
Assets
Trading assets	SFr 95		SFr 142
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	91		86
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	113		110
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	107		98
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	SFr 1,085		SFr 909
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	2		2
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	15		15
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	6		6
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	71		71
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	134		134
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	97		97
Bank | Recurring basis | Level 3 | Other
Assets
Trading assets	SFr 1,356		SFr 2,231
Bank | Recurring basis | Level 3 | Other | Option model
Assets
Trading assets	SFr 204		SFr 233
Bank | Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	70		70
Bank | Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	6		6
Bank | Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 881		SFr 856
Bank | Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other investments	9		9
Bank | Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other investments	9		9
Bank | Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other investments	SFr 9		SFr 9
Bank | Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	3		2
Bank | Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	14		15
Bank | Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	8		7
Bank | Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Minimum
Assets
Other investments	SFr 3		SFr 3
Bank | Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Maximum
Assets
Other investments	3		3
Bank | Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Weighted average
Assets
Other investments	3		3
Bank | Recurring basis | Level 3 | Other | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	1		1
Bank | Recurring basis | Level 3 | Other | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	912		869
Bank | Recurring basis | Level 3 | Other | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	282		231
Bank | Recurring basis | Level 3 | Other | Market comparable
Assets
Trading assets	SFr 253		SFr 1,118
Bank | Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Other investments	SFr 100		SFr 100
Bank | Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	106		112
Other investments	SFr 100		SFr 100
Bank | Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	24		27
Other investments	SFr 100		SFr 100
Bank | Recurring basis | Level 3 | Other | Other equity investments | Valuation Technique, Discounted Cash Flow [Member]
Assets
Other investments	702		398
Bank | Recurring basis | Level 3 | Other | Other equity investments | Market comparable | Measurement Input, Market implied life expectancy [Member]
Assets
Other investments	SFr 146		SFr 147
Bank | Recurring basis | Level 3 | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Loans - of which real estate, measurement input	2		2
Bank | Recurring basis | Level 3 | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Loans - of which real estate, measurement input	16		16
Bank | Recurring basis | Level 3 | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Loans - of which real estate, measurement input	6		6
Bank | Nonrecurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets			SFr 691